As filed with the Securities and Exchange Commission on February 28, 1997
Registration Nos. 33-54748
811-7348

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
		[ X ]

   			      Pre-Effective Amendment No.
				[     ]

			      Post-Effective Amendment No.  24
				[ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940	[ X ]

   				       Amendment No.  26
			[ X ]


(Check appropriate box or boxes)

The Munder Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

480 Pierce Street, Birmingham, Michigan  48009
(Address of Principal Executive Offices)  (Zip code)

Registrant's Telephone Number:  (810) 647-9200

Julie A. Tedesco, Esq.
First Data Investor Services Group, Inc.
One Exchange Place, 8th Floor
Boston, Massachusetts 02109

Copies to:

Lisa Anne Rosen, Esq.	Paul F. Roye, Esq.
Munder Capital Management	Dechert Price & Rhoads
480 Pierce Street	1500 K Street, NW
Birmingham, Michigan 48009	Washington, DC 20005

    [X] It is proposed that this filing will become effective March 1, 1997 pursuant to paragraph (b) of Rule
485.

	The Registrant has elected to register an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed the notice required by Rule 24f-2 with respect to its fiscal year ended June 30, 1996 on August 29, 1996.


   THE MUNDER FUNDS, INC.

CROSS-REFERENCE SHEET

Pursuant to Rule 495(a)

Prospectus for The Munder Funds
(Income Funds Class A, B and C Shares)

Part A
------

		Item
	Heading
		----							------
-

	1.	Cover Page						Cover
Page

	2.	Synopsis
	Prospectus Summary; Expense Table

	3.	Condensed Financial Information
	Financial

	Highlights

	4.	General Description of Registrant
	Cover Page; Prospectus Summary; Investment Objectives and Policies; Portfolio Instruments and Practices and
Associated Risk Factors; Description of Shares

	5.	Management of the Fund
	Management; Investment Objectives and Policies;
Dividends and Distributions; Performance

	6.	Capital Stock and Other Securities
	Management; How to Purchase Shares; How to Redeem
Shares; Dividends and Distributions; Taxes; Description of
Shares

	7.	Purchase of Securities Being
	How to Purchase
		Offered
	Shares; Net Asset Value

	8.	Redemption or Repurchase
	How to Redeem Shares

	9.	Pending Legal Proceedings
	Not Applicable


   THE MUNDER FUNDS, INC.

CROSS REFERENCE SHEET

Pursuant to Rule 495(a)

Prospectus to The Munder Funds
(Class Y Shares)

Part A
------

		Item
	Heading
		----							------
-

	1.	Cover Page						Cover
Page

	2.	Synopsis
	Expense Table

	3.	Condensed Financial Information
	Financial
				Highlights

	4.	General Description of Registrant
	Cover Page; Investment Objectives and Policies;
Portfolio Instruments and Practices and Associated Risk
Factors; Description of Shares

	5.	Management of the Fund
	Management; Investment Objectives and Policies;
Dividends and Distributions; Performance

	6.	Capital Stock and Other Securities
	Management; Purchases and Redemptions of Shares;
Dividends and Distributions; Taxes; Description of Shares

	7.	Purchase of Securities Being
	Purchases and
		Offered
	Redemptions of Shares; Net Asset Value

	8.	Redemption or Repurchase
	Purchases and Redemptions of Shares

	9.	Pending Legal Proceedings
	Not Applicable


Part B
------

		Item
	Heading
		----							------
-

	10.	Cover Page						Cover
Page

	11.	Table of Contents					Table
of Contents

   	12.	General Information and History
	See Prospectus --"Management;" General; Directors and
Officers

	13.	Investment Objectives and Policies
	Fund Investments; Additional Investment Limitations;
Portfolio Transactions

	14.	Management of the Fund				See
Prospectus --"Management;" Directors and Officers;
Miscellaneous

	15.	Control Persons and Principal
	See Prospectus --
		Holders of Securities
	"Management;" Miscellaneous

	16.	Investment Advisory and Other
	Investment Advisory
		  Services						and
Other Service Arrangements; See Prospectus --"Management"

	17.	Brokerage Allocation and Other
	Portfolio Transactions
		Practices

	18.	Capital Stock and Other Securities
	See Prospectus --"Description of Shares" and
"Management;" Additional Information Concerning Shares

	19.	Purchase, Redemption and Pricing
	Purchase and Redemption
	  	of Securities Being Offered
	Information; Net Asset Value; Additional Information
Concerning Shares

	20.	Tax Status						Taxes

	21.	Underwriters
	Investment Advisory and
									Other
Service Agreements

	22.	Calculation of Performance Data
	Performance Information

	23.	Financial Statements
	Financial Statements



THE MUNDER FUNDS, INC.

   The purpose of this filing is to comply with an undertaking pursuant to Item 32(d) of Form N-1A to file a post-effective amendment containing unaudited financial statements within four to six months from the effective date of the Registration Statement with respect to the Munder International Bond Fund. Pursuant to verbal discussions with our SEC Staff Reviewer and in reliance upon Section V of the Generic Comment letter dated February 25, 1994, the measuring period for the four to six month period began with the International Bond Fund's commencement of operations rather than the effective date of the registration statement. The Prospectuses dated October 28, 1996 and the Statement of Additional Information also dated October 28, 1996, are incorporated into Part A and Part B, respectively, by reference to Post-Effective Amendment No. 20 to the Registration Statement filed under paragraph (b) of Rule 485 under the Securities Act of 1933, as amended, on October 28, 1996.

The Prospectuses relating to Class A, B and C Shares and
Class K Shares for the Money Market Fund, Small-Cap Value
Fund, Equity Selection Fund, Micro-Cap Equity Fund, Mid-Cap
Growth Fund, Multi-Season Growth Fund, Real Estate Equity
Investment Fund and Value Fund are not included in this filing. The Prospectuses and Statements of Additional
Information for the Short Term Treasury Fund, NetNet Fund,
All-Season Aggressive Fund, All-Season Moderate Fund and
All-Season Conservative Fund are not included in this filing.


The Munder Funds
Supplement Dated March 1, 1997
to Prospectus Dated October 28, 1996
Class Y Shares of:

Munder Accelerating Growth Fund, Munder Balanced Fund, Munder Equity Selection Fund, Munder Growth & Income Fund, Munder Index 500 Fund, Munder International Equity Fund, Munder Micro-Cap Equity Fund, Munder Mid-Cap Growth Fund, Munder Multi-Season Growth Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Value Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Triple Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Intermediate Bond Fund, Munder Cash Investment Fund, Munder Money Market Fund, Munder Tax-Free Money Market Fund and Munder U.S. Treasury Money Market Fund.

FINANCIAL HIGHLIGHTS

	The following table of "Financial Highlights" relating to Class Y Shares of the Munder International Bond Fund (the "Fund") supplements information contained in the Prospectus dated October 28, 1996 and is derived from the Fund's unaudited Financial Statements dated December 31, 1996.

Munder International Bond Fund
Period
Ended
12/31/96(a,d)
(Unaudited)

Net asset value, beginning of period 		$	10.00

Income from investment operations:
Net investment income 			0.10
Net realized and unrealized gain on investments			0.14

Total from investment operations 			0.24

Less distributions:
Dividends from net investment income 			(0.08)
Total distributions 			(0.08)

Net asset value, end of period 		$	10.16

Total return(b) 			2.43%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) 			$29,820
Ratio of operating expenses to average net assets
	0.85%	(c)
Ratio of net investment income to average net assets
	3.93%	(c)
Portfolio turnover rate 			31%
Ratio of operating expenses to average net assets without waivers
			0.85%	(c)
Net investment income per share without waivers		$	0.10

---------------------------------
(a)	The Munder International Bond Fund Class Y Shares commenced
operations on October 2, 1996.
(b)	Total return represents aggregate total return for the
period indicated and does not reflect any applicable sales
charges.
(c)	Annualized.
(d)	Per share numbers have been calculated using the average
shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.


The Munder Funds
Supplement Dated March 1, 1997
to Prospectus Dated October 28, 1996
Class A, B and C Shares of:

Munder Bond Fund, Munder Intermediate Bond Fund, Munder
International Bond Fund, Munder U.S. Government Income Fund,
Munder Michigan Triple Tax-Free Bond Fund, Munder Tax-Free Bond
Fund and Munder Tax-Free Intermediate Bond Fund.

FINANCIAL HIGHLIGHTS

	The following table of "Financial Highlights" relating to Class A Shares of the Munder International Bond Fund (the "Fund") supplements information contained in the Prospectus dated October 28, 1996 and is derived from the Fund's unaudited Financial Statements dated December 31, 1996. For the period shown, Class B and Class C Shares had not commenced operations.

Munder International Bond Fund

Class A Shares
Period
Ended
12/31/96(a,d)
(Unaudited)

Net asset value, beginning of period 		$	9.98

Income from investment operations:
Net investment income 			0.08
Net realized and unrealized gain on investments			0.18

Total from investment operations 			0.26

Less distributions:
Dividends from net investment income 			(0.08)
Total distributions 			(0.08)

Net asset value, end of period 		$	10.16

Total return(b) 			2.59%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) 		$	          15
Ratio of operating expenses to average net assets
	1.10%	(c)
Ratio of net investment income to average net assets
	3.68%	(c)
Portfolio turnover rate 			          31%
Ratio of operating expenses to average net assets without waivers
			1.10%	(c)
Net investment income per share without waivers		$	0.08

---------------------------------
(a)	The Munder International Bond Fund Class A Shares commenced
operations on October 17, 1996. The Fund is authorized to issue Class B Shares and Class C Shares. As of December 31, 1996, the Fund had not commenced selling Class B and Class C Shares.
(b)	Total return represents aggregate total return for the
period indicated and does not reflect any applicable sales
charges.
(c)	Annualized.
(d)	Per share numbers have been calculated using the average
shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.


2


The Munder Funds
Supplement Dated March 1, 1997
to Statement of Additional Information dated October 28, 1996

Munder Accelerating Growth Fund, Munder Balanced Fund, Munder Equity Selection Fund, Munder Growth & Income Fund, Munder Index 500 Fund, Munder International Equity Fund, Munder Micro-Cap Equity Fund, Munder Mid-Cap Growth Fund, Munder Multi-Season Growth Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Value Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Triple Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Intermediate Bond Fund, Munder Cash Investment Fund, Munder Money Market Fund, Munder Tax-Free Money Market Fund and Munder U.S. Treasury Money Market Fund



	The following unaudited Financial Statements dated December 31, 1996 relating to the Munder International Bond Fund supplement the Statement of Additional Information dated October 28, 1996.





Munder International Bond Fund
Portfolio of Investments, December 31, 1996 (Unaudited)


Principal
Amount                                                               Value
----------                                                          ----------

FOREIGN BONDS AND NOTES -- 88.0%

Australia -- 1.2%
     Government -- 1.2%
AUD           500,000   Queensland Treasury Corporation,
                          Government Bond, Series 5,
                          6.500% due 06/14/2005                   $      370,971
                                                                  --------------
Belguim -- 3.5%
     Government -- 3.5%
BEL        28,000,000   Kingdom of Belgium, Series 10,
                          8.750% due 06/25/2002                        1,041,633
                                                                  --------------
Canada -- 8.5%
     Government -- 8.5%
                        Government of Canada:
CAD           850,000     Series A60,
                          6.500% due 09/01/1998                          644,319
            2,000,000     6.500% due 06/01/2004                        1,489,541
              500,000     8.000% due 06/01/2023                          406,155
                                                                  --------------
                                                                       2,540,015
                                                                  --------------
Denmark -- 2.2%
     Government -- 2.2%
DKK         3,500,000   Kingdom of Denmark,
                          8.000% due 05/15/2003                          658,736
                                                                  --------------

Finland -- 0.9%
     Government -- 0.9%
FIM         1,000,000   Republic of Finland,
                          9.500% due 03/15/2004                          263,717
                                                                  --------------

France -- 2.8%
     Government -- 2.8%
FRF         3,600,000   Government of France,
                          8.500% due 12/26/2012                          845,586
                                                                  --------------

Germany -- 20.1%
     Finance -- 3.8%
DEM         1,700,000   Suedwest LB Capital Markets,
                          5.000% due 02/08/1999                        1,133,665

     Government -- 12.2%
            2,500,000   Federal Republic of Germany, Series 95,
                          6.500% due 10/14/2005                        1,703,545
            2,600,000   German Unity Fund,
                          8.000% due 01/21/2002                        1,923,579

     Supranational -- 4.1%
DEM         1,750,000   International Bank of Reconstruction
                          & Development,
                          7.250% due 10/13/1999                        1,231,602
                                                                  --------------
                                                                       5,992,391
                                                                  --------------

Italy -- 8.8%
     Government -- 8.8%
                        Government of Italy:
ITL     1,800,000,000     10.000% due 08/01/2003                       1,356,230
        1,700,000,000     9.500% due 01/01/2005                        1,259,591
                                                                  --------------
                                                                       2,615,821
                                                                  --------------

Japan -- 17.9%
     Finance -- 1.6%
JPY        50,000,000   Development Bank of Japan,
                          5.000% due 10/01/1999                          478,424

     Government -- 16.3%
                        Government of Japan, 10-Year Issue:
          225,000,000     Series 142,
                          6.700% due 09/20/2001                        2,380,947
          250,000,000     Series 161,
                          4.700% due 09/22/2003                        2,482,946
                                                                  --------------
                                                                       5,342,317
                                                                  --------------

Netherlands -- 4.3%
     Government -- 4.3%
NLG         1,900,000   Government of Netherlands, Series 2,
                          8.250% due 06/15/2002                        1,272,679
                                                                  --------------

Spain -- 3.4%
     Government -- 3.4%
ESP       110,000,000   Government of Spain,
                          10.500% due 10/30/2003                       1,030,056
                                                                  --------------

Sweden -- 2.4%
     Government -- 2.4%
SEK         5,000,000   Government of Sweden, Series 1038,
                          6.500% due 10/25/2006                          722,158
                                                                  --------------

United Kingdom -- 12.0%
     Finance -- 4.4%
GBP       750,000  General Electric Capital Corporation,
                     7.500% due 12/01/1998                             1,293,310

GBP  Government -- 3.1%
         525,000   United Kingdom Treasury,
                     8.000% due 06/07/2021                               936,991

     Supranational -- 4.5%
         750,000   European Investment Bank,
                     8.500% due 11/06/2001                             1,342,171
                                                                  --------------
                                                                       3,572,472
                                                                  --------------

TOTAL FOREIGN BONDS AND NOTES
  (Cost $26,003,534)                                                  26,268,552
                                                                  --------------

GOVERNMENT AGENCY OBLIGATIONS -- 6.1%

JPY   130,000,000  Federal National Mortgage Association,
                   Global Bond,
                     2.000% due 12/20/1999                             1,150,963
DEM     1,000,000  Tennessee Valley Authority, Global Bond,
                     6.375% due 09/18/2006                               665,237
                                                                  --------------

TOTAL GOVERNMENT AGENCY OBLIGATIONS
  (Cost $1,841,996)                                                    1,816,200
                                                                  --------------

REPURCHASE AGREEMENT -- 3.8%
  (Cost $1,122,000)

U.S.    $1,122,000 Agreement with Morgan (J.P.) & Company,
                     5.750% dated  12/31/1996 to be repurchased
                     at $1,122,358 on 01/02/1997,
                     collateralized by $979,000 U.S.
                     Treasury Bond, 8.125% due 05/15/2020
                     (value $1,155,594)                                1,122,000
                                                                  --------------

TOTAL INVESTMENTS (Cost $28,967,530*)                 97.9%           29,206,752
OTHER ASSETS AND LIABILITIES (Net)                     2.1               628,077
                                                     -----        --------------
NET ASSETS                                           100.0%       $   29,834,829
                                                     =====        ==============

----------------
* Aggregate cost for Federal tax purposes.

ABBREVIATIONS:
AUD --   Australian Dollar
BEL --   Belgian Francs
CAD --   Canadian Dollar
         German Deutsche
DEM --   Mark
DKK --   Danish Krone
ESP --   Spanish Peseta
FIM --   Finnish Markka
FRF --   French Franc
         Great British
GBP --   Pound
ITL --   Italian Lira
JPY --   Japanese Yen
         Netherlands
NLG --   Guilder
SEK --   Swedish Krona

See Notes to Financial Statements.






The Munder Funds
Statements of Assets and Liabilities, Period Ended December 31, 1996
(Unaudited)


                                               INCOME FUNDS
                                               ------------
                                               Munder
                                               International
                                               Bond
                                               Fund
                                               -------------
ASSETS:
Investments, at value
  See accompanying schedules:
    Securities .............................     $28,084,752
    Repurchase Agreements ..................       1,122,000
                                                 -----------
Total Investments ..........................      29,206,752
Cash .......................................             974
Interest receivable ........................         613,355
Dividends receivable .......................          --
Receivable for investment securities sold ..          --
Receivable for Fund shares sold ............          --
Unamortized organization cost ..............          --
Prepaid expenses ...........................          45,792
                                                ------------
      Total Assets .........................      29,866,873
                                                ------------
LIABILITIES:
Payable for Fund shares redeemed ...........          --
Investment advisory fee payable ............          23,535
Administration fee payable .................           2,756
Shareholder servicing fees payable .........          --
Distribution fees payable ..................               2
Transfer agent fee payable .................             818
Custodian fees payable .....................           1,161
Legal and audit fees payable ...............           2,191
Due to custodian ...........................          --
Accrued Trustees'/Directors' fees and
  expenses .................................             106
Accrued expenses and other payables ........           1,475
                                                 -----------
      Total Liabilities ....................          32,044
                                                 -----------
NET ASSETS .................................     $29,834,829
                                                 ===========
Investments, at cost .......................     $28,967,530
                                                 ===========

See Notes to Financial Statements.




The Munder Funds
Statements of Assets and Liabilities, Period Ended December 31, 1996
(Unaudited)
(Continued)


                                                                 INCOME FUNDS
                                                                 -------------
                                                                 Munder
                                                                 International
                                                                 Bond
                                                                 Fund
                                                                 -------------
NET ASSETS  consist of:
Undistributed net investment
  income/(distributions in excess of net
  investment income) .........................................   $     31,879
Accumulated net realized gain/(loss) on investments sold .....        140,040
Net unrealized appreciation/(depreciation) of investments ....        234,131
Par value ....................................................         29,354
Paid-in capital in excess of par value .......................     29,399,425
                                                                 ------------
                                                                 $ 29,834,829
                                                                 ============
NET ASSETS:
Class A Shares ...............................................   $     14,531
                                                                 ============
Class B Shares ...............................................        --
                                                                 ============
Class C Shares ...............................................        --
                                                                 ============
Class K Shares ...............................................        --
                                                                 ============
Class Y Shares ...............................................   $ 29,820,298
                                                                 ============
SHARES OUTSTANDING:
Class A Shares ...............................................          1,430
                                                                 ============
Class B Shares ...............................................         --
                                                                 ============
Class C Shares ...............................................         --
                                                                 ============
Class K Shares ...............................................         --
                                                                 ============
Class Y Shares ...............................................      2,934,068
                                                                 ============
CLASS A SHARES:
Net asset value and redemption price per share ...............   $      10.16
                                                                 ============
Maximum sales charge .........................................           4.00%
Maximum offering price per share .............................   $      10.58
                                                                 ============
CLASS B SHARES:
Net asset value and offering price per share* ................         N/A
                                                                    ==========
CLASS C SHARES:
Net asset value and offering price per share* ................         N/A
                                                                    ==========
CLASS K SHARES:
Net asset value, offering price and redemption price per share         N/A
                                                                    ==========
CLASS Y SHARES:
Net asset value, offering price and redemption price per share   $       10.16
                                                                 =============

* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge ("CDSC").

See Notes to Financial Statements.





The Munder Funds
Statements of Operations, Period Ended December 31, 1996 (Unaudited)


                                                               INCOME FUNDS
                                                               -------------
                                                               Munder
                                                               International
                                                               Bond
                                                               Fund(a)
                                                               -------------
INVESTMENT INCOME:
Interest (Net of foreign withholding taxes of $6,444 for
  the Munder International Bond Fund)  .....................   $  327,368
Dividends  .................................................           --
                                                               ----------
        Total investment income  ...........................      327,368
                                                               ----------
EXPENSES:
Distribution and shareholder servicing fees:
  Class A Shares  ..........................................            6
  Class B Shares  ..........................................           --
  Class C Shares  ..........................................           --
Shareholder servicing fees:
  Class K Shares  ..........................................           --
Investment advisory fee  ...................................       34,212
Administration fee  ........................................        7,753
Transfer agent fee  ........................................        1,208
Custodian fees  ............................................        1,161
Trustees'/Directors' fees and expenses  ....................          253
Amortization of organization costs  ........................           --
Registration and filing fees  ..............................        9,148
Other  .....................................................        4,408
                                                               ----------
        Total Expenses  ....................................       58,149
Fees waived by investment advisor  .........................           --
                                                               ----------
        Net Expenses  ......................................       58,149
                                                               ----------
NET INVESTMENT INCOME  .....................................      269,219
                                                               ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions  ...................................      159,993
  Forward foreign exchange contracts  ......................     (119,346)
  Foreign currency transactions  ...........................       99,393
Net change in unrealized appreciation/(depreciation) of:
  Securities  ..............................................      239,222
  Foreign currency and net other assets  ...................       (5,091)
                                                               ----------
Net realized and unrealized gain on investments  ...........      374,171
                                                               ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS  ..............................................   $  643,390
                                                               ==========

(a) The Munder International Bond Fund commenced operations on October 2,
    1996.

See Notes to Financial Statements.




The Munder Funds
Statements of Changes in Net Assets, Period Ended December 31, 1996 (Unaudited)


                                                               INCOME FUNDS
                                                               -------------
                                                               Munder
                                                               International
                                                               Bond
                                                               Fund(a)
                                                               -------------
Net investment income  .....................................    $    269,219
Net realized gain/(loss) on investments sold during the
  period  ..................................................         140,040
Net change in unrealized appreciation of investments during
  the period  ..............................................         234,131
                                                                ------------
Net increase in net assets resulting from operations  ......         643,390
Dividends to shareholders from net investment income:
  Class A Shares  ..........................................            (111)
  Class B Shares  ..........................................          --
  Class C Shares  ..........................................          --
  Class K Shares  ..........................................          --
  Class Y Shares  ..........................................        (237,229)
Distributions to shareholders from net realized gains:
  Class A Shares  ..........................................          --
  Class B Shares  ..........................................          --
  Class C Shares  ..........................................          --
  Class K Shares  ..........................................          --
  Class Y Shares  ..........................................          --
Net increase/(decrease) in net assets from Fund
  share transactions:
  Class A Shares  ..........................................          14,441
  Class B Shares  ..........................................          --
  Class C Shares  ..........................................          --
  Class K Shares  ..........................................          --
  Class Y Shares  ..........................................      29,414,338
                                                                ------------
Net increase/(decrease) in net assets  .....................      29,834,829
NET ASSETS:
Beginning of period  .......................................          --
                                                                ------------
End of period  .............................................    $ 29,834,829
                                                                ============
Undistributed net investment income/(distributions
  in excess of net investment income).......................    $     31,879
                                                                ============

(a) The Munder International Bond Fund commenced operations on October 2, 1996.

See Notes to Financial Statements.






The Munder Funds
Statements of Changes - Capital Stock Activity, Period Ended December 31, 1996 (Unaudited)


                                               INCOME FUNDS
                                               ------------
                                               Munder
                                               International
                                               Bond
                                               Fund(a)
                                               -------------
Amount
Class A Shares:
Sold .......................................    $    14,329
Issued as reinvestment of dividends ........            112
Redeemed ...................................         --
                                                -----------
Net increase ...............................    $    14,441
                                                ===========
Class B Shares:
Sold .......................................         --
Issued as reinvestment of dividends ........         --
Redeemed ...................................         --
                                                -----------
Net increase ...............................         --
                                                ===========
Class C Shares:
Sold .......................................         --
Issued as reinvestment of dividends ........         --
Redeemed ...................................         --
                                                -----------
Net increase ...............................         --
                                                ===========
Class K Shares:
Sold .......................................         --
Issued as reinvestment of dividends ........         --
Redeemed ...................................         --
                                                -----------
Net increase/(decrease) ....................         --
                                                ===========
Class Y Shares:
Sold .......................................    $29,436,263
Issued as reinvestment of dividends ........          5,749
Redeemed ...................................        (27,674)
                                                -----------
Net increase/(decrease) ....................    $29,414,338
                                                ===========

(a) The Munder International Bond Fund Class A Shares and Class Y Shares commenced operations on October 17, 1996 and October 2, 1996, respectively.

See Notes to Financial Statements.




The Munder Funds
Statements of Changes - Capital Stock Activity, Period Ended December 31, 1996 (Unaudited)
(Continued)

                                                INCOME FUNDS
                                                -------------
                                                Munder
                                                International
                                                Bond
                                                Fund(a)
                                                -------------
Shares
Class A Shares:
Sold .......................................         1,419
Issued as reinvestment of dividends ........            11
Redeemed ...................................         --
                                                ----------
Net increase ...............................         1,430
                                                ==========
Class B Shares:
Sold .......................................         --
Issued as reinvestment of dividends ........         --
Redeemed ...................................         --
                                                ----------
Net increase ...............................         --
                                                ==========
Class C Shares:
Sold .......................................         --
Issued as reinvestment of dividends ........         --
Redeemed ...................................         --
                                                ----------
Net increase ...............................         --
                                                ==========
Class K Shares:
Sold .......................................         --
Issued as reinvestment of dividends ........         --
Redeemed ...................................         --
                                                ----------
Net increase/(decrease) ....................         --
                                                ==========
Class Y Shares:
Sold .......................................     2,936,217
Issued as reinvestment of dividends ........           569
Redeemed ...................................        (2,718)
                                                ----------
Net increase/(decrease) ....................     2,934,068
                                                ==========

(a) The Munder International Bond Fund Class A Shares and Class Y Shares commenced operations on October 17, 1996 and October 2, 1996, respectively.

See Notes to Financial Statements.





Munder International Bond Fund
Financial Highlights, For a Share Outstanding Throughout The Period(e)

                                                 A Shares         Y Shares
                                                 -------------   --------------
                                                 Period          Period
                                                 Ended           Ended
                                                 12/31/96(a,d)   12/31/96 (a,d)
                                                 (Unaudited)     (Unaudited)
                                                 -------------   ---------------
Net asset value, beginning of period .....         $ 9.98         $   10.00
                                                   ------         ---------
Income from investment operations:
Net investment income ....................           0.08              0.10
Net realized and unrealized gain on
  investments.............................           0.18              0.14
                                                    ------         ---------
Total from investment operations .........           0.26              0.24
                                                    ------         ---------
Less distributions:
Dividends from net investment income .....          (0.08)            (0.08)
                                                    ------         ---------
Total distributions ......................          (0.08)            (0.08)
                                                    ------         ---------
Net asset value, end of period ...........          $10.16         $   10.16
                                                    ======         =========
Total return (b) .........................            2.59%             2.43%
                                                    ======         =========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) .....          $   15         $  29,820
Ratio of operating expenses to average
  net assets .............................            1.10%(c)          0.85%(c)
Ratio of net investment income to average
  net assets .............................            3.68%(c)          3.93%(c)
Portfolio turnover rate ..................              31%               31%
Ratio of operating expenses to average net assets
  without waivers ........................            1.10%(c)          0.85%(c)
Net investment income per share without
  waivers ................................          $ 0.08           $  0.10

(a) The Munder International Bond Fund Class A Shares and Class Y Shares commenced operations on October 17, 1996 and October 2, 1996, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Annualized.

(d) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

(e) The Fund is authorized to issue Class B Shares and Class C Shares. As of December 31, 1996, the Fund had not commenced selling Class B Shares and Class C Shares.

See Notes to Financial Statements.






The Munder Funds
Notes To Financial Statements, December 31, 1996 (Unaudited)

1. Organization and Significant Accounting Policies

      The Munder Funds, Inc. ("MFI") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company, which was organized as a Maryland corporation on November 18, 1992. The Munder Funds Trust ("MFT") is registered under the 1940 Act as an open-end investment company, which was organized as a Massachusetts business trust on August 30, 1989. MFI and MFT consist of 24 portfolios currently in operation. Information presented in these financial statements pertains only to the Income and the Money Market Funds set forth below (each a "Fund", and collectively, the "Munder Funds"). The financial statements for the remaining funds of MFI and MFT are presented under separate covers.



            MFI:
            Income Fund
            Munder International Bond Fund

            Money Market Fund
            Munder Money Market Fund

            MFT:
            Income Funds
            Munder Bond Fund
            Munder Intermediate Bond Fund
            Munder U.S. Government Income Fund
            Munder Michigan Triple Tax-Free Bond Fund
            Munder Tax-Free Bond Fund
            Munder Tax-Free Intermediate Bond Fund

            Money Market Funds
            Munder Cash Investment Fund
            Munder Tax-Free Money Market Fund
            Munder U.S. Treasury Money Market Fund


      The Income Funds offer five classes of shares -- Class A, Class B, Class C, Class K and Class Y Shares. The Money Market Funds of MFT offer three classes of shares -- Class A, Class K and Class Y Shares. The Munder Money Market Fund offers four classes of shares -- Class A, Class B, Class C and Class Y Shares. The Financial Highlights of Class K Shares of the Munder Funds are presented in a separate semi-annual report. Each Fund is classified as a diversified management investment company under the 1940 Act, other than the Munder Tax-Free Intermediate Bond Fund, Munder Michigan Triple Tax-Free Bond Fund and Munder International Bond Fund which are classified as non-diversified.

      The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

      Security Valuation: With respect to the Income Funds, securities (including financial futures, if any) traded on a recognized stock exchange or on the NASDAQ National Market System ("NASDAQ") are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market as of the close of business on the date of the valuation. Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Restricted securities and securities and assets for which market quotations are not readily available, are valued at fair value by the advisor, under the supervision of the Boards of Trustees and Directors. Portfolio securities primarily traded on the London Stock Exchange are generally valued at the mid-price between the current bid and asked prices. Portfolio securities that are primarily traded on foreign securities exchanges, other than the London Stock Exchange, are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or under the direction of the Boards of Trustees and Directors. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, unless the Boards of Directors and Trustees determines that such valuation does not constitute fair value at that time. Under this method, such securities are valued initially at cost on the date of purchase (or on the 61st day before maturity). Debt securities in the Money Market Funds are also valued on an amortized cost basis, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Money Market Funds is performed pursuant to procedures established by the Boards of Trustees and Directors. Each Money Market Fund seeks to maintain a net asset value per share of $1.00.

      Forward Foreign Currency Contracts: The Munder International Bond Fund may engage in forward foreign currency contracts in an effort to reduce the level of volatility caused by changes in foreign currency exchange rates. The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Funds currency exposure. Forward foreign currency contracts are valued at the exchange rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

      Foreign Currency: The books and records of the Munder International Bond Fund are maintained in United States ("U.S.") dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of foreign currency and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment security transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

      Repurchase Agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. The Munder Funds' investment advisor, acting under the supervision of the Boards of Trustees and Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements to evaluate potential risks.

      Security Transactions and Investment Income: Security transactions are recorded on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. General expenses of the Munder Funds are allocated to each Fund based upon relative net assets of each Fund. Operating expenses of each Fund directly attributable to a class of shares are charged to that class' operations. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes based on the relative average net assets of each class.

      Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued purchase commitments.

      Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly by the Income Funds (excluding the Munder International Bond Fund for which dividends are declared and paid quarterly); declared daily and paid monthly by the Money Market Funds. Each Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole.

      As determined at June 30, 1996, permanent differences resulting from different book and tax accounting for organizational costs, net operating losses, different book and tax accounting for currency gains and losses and market discount of certain debt instruments were reclassified to paid-in capital at year end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

      Federal Income Taxes: Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.







2. Investment Advisor, Administrator, Custodian, Transfer Agent and Other Related Party Transactions

      Munder Capital Management (the "Advisor"), an independent investment management firm, serves as each Fund's advisor. For its advisory services, the Advisor is entitled to receive from each Fund a fee, computed daily and payable monthly, based on the average daily net assets of the respective Fund, at the following annual rates:

                                                            Fees on
                                                            Average
                                                           Daily Net
                                                             Assets
                                                        --------------
The Income Funds ....................................        0.50%
The Money Market Funds (excluding Munder Money Market
  Fund) .............................................        0.35%
Munder Money Market Fund ............................        0.40%

      The Advisor voluntarily waived a portion of its advisory fees for the Munder Michigan Triple Tax-Free Bond Fund, payable by the Fund, for the period ended December 31, 1996, as reflected in the Statement of Operations.

      First Data Investor Services Group, Inc. ("First Data") (the "Administrator"), serves as the Munder Funds' administrator and assists in all aspects of their administration and operations. First Data also serves as the Munder Funds' transfer agent and dividend disbursing agent ("Transfer Agent").

      As compensation for its services, the Administrator and Transfer Agent are entitled to receive a fee, based on the aggregate average daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor and for which First Data provides services, computed daily and payable monthly, at an annual rate of 0.12% of the first $2.8 billion of net assets, plus 0.105% of the next $2.2 billion of net assets, plus 0.10% of all net assets in excess of $5 billion with respect to the Administrator; and 0.02% of the first $2.8 billion of net assets, plus 0.015% of the next $2.2 billion of net assets, plus 0.01% of net assets in excess of $5 billion with respect to the Transfer Agent. Administration fees payable by the Funds and certain other investment portfolios advised by the Advisor are subject to a minimum annual fee of $1.2 million to be allocated among each series and class thereof. The Transfer Agent and Administrator are also entitled to reimbursement for out-of-pocket expenses. The Administrator has entered into a Sub-Administration Agreement with Funds Distributor, Inc. ("FDI" or the "Distributor") under which FDI provides certain administrative services with respect to the Funds. The Administrator pays FDI a fee for these services out of its own resources at no additional cost to the Funds.

      Comerica Bank ("Comerica") provides custodial services to the Funds. As compensation for its services, Comerica is entitled to receive fees, based on the aggregate average daily net assets of the Funds and certain other investment portfolios advised by the Advisor for which Comerica provides services, computed daily and payable monthly at an annual rate of 0.03% of the first $100 million of average daily net assets, 0.02% of the next $500 million of net assets, and 0.01% of net assets in excess of $600 million. Comerica also receives certain transaction based fees. Comerica earned $209,113 for its services to the Income and Money Market Funds for the period ended December 31, 1996. Prior to the end of the fourth quarter of 1996, Boston Safe Deposit and Trust Company served as the custodian of foreign securities. Morgan Stanley Trust Company ("Morgan Stanley") currently serves as the custodian of foreign securities for the Munder Funds.

      From MFI and MFT and other investment companies that are advised by the Advisor of which they are a director or trustee, each Trustee of MFT and each Director of MFI is paid an aggregate fee of $14,000 per year, consisting of a $2,500 quarterly retainer for services in such capacity plus $1,000 for each meeting attended per year, plus out-of-pocket expenses incurred as a Board member. The Trustees or Directors are also reimbursed for any expenses incurred by them in connection with their duties as Trustees or Directors. No officer, director or employee of the Advisor, Comerica, Morgan Stanley, FDI or First Data currently receives any compensation from MFI or MFT.







3. Shareholder Distribution and Service Plans

      FDI serves as the distributor of the Munder Funds' shares. For the period ended December 31, 1996, the Distributor received $5,716, representing commissions (sales charges) on sales of Class A Shares of the Income Funds. For the period ended December 31, 1996, the Distributor received $447 in contingent deferred sales charges from Class B and Class C Shares of the Income Funds.

      The Munder Funds have adopted Shareholder Servicing Plans and Distribution and Service Plans (collectively, the "Plans") pursuant to Rule 12b-1, adopted by the Securities and Exchange Commission under the 1940 Act, with respect to the Class A, Class B and Class C Shares. Under the Plans, the Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Funds. The Class B and Class C Plans also permit payments to be made by the Funds to the Distributor for expenditures incurred by the Distributor in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution related services for the Funds). The Munder Funds have also adopted Shareholder Servicing Plans (the "Class K Plans") for the Class K Shares of the Funds. Under the Class K Plans, the Munder Funds are permitted to enter into agreements with institutions that provide shareholder services to their customers. For the period ended December 31, 1996, the effective rates, as a percentage of average daily net assets, under the Shareholder Servicing and Distribution and Servicing Plans are as follows:

                       Class A        Class B        Class C        Class K
                       Shares         Shares         Shares         Shares
                       12b-1 Fees     12b-1 Fees     12b-1 Fees     Service Fees
                       ------------   ------------   ------------   -----------
The Income Funds ........   0.25%          1.00%          1.00%          0.25%
The Money Market Funds:
Munder Cash Investment
  Fund ..................   0.25%           N/A            N/A           0.15%
Munder Money Market Fund.   0.25%          1.00%          1.00%           N/A
Munder Tax-Free Money
  Market Fund ...........   0.25%           N/A            N/A           0.15%
Munder U.S. Treasury
  Money Market Fund .....   0.25%           N/A            N/A           0.15%

4. Securities Transactions

      For the period ended December 31, 1996, purchases and sales of securities other than short-term investments and U.S. Government securities were as follows:


                                                    Cost of        Proceeds
                                                    Purchases      from Sales
                                                    -----------    ------------
Munder Bond Fund ................................  $100,935,350    $ 97,608,908
Munder Intermediate Bond Fund ...................   378,144,592     454,924,410
Munder International Bond Fund ..................    34,148,774       6,372,747
Munder U.S. Government Income Fund ..............    13,205,168      20,816,069
Munder Michigan Triple Tax-Free Bond Fund .......     7,109,267       3,543,181
Munder Tax-Free Bond Fund .......................    33,910,090      31,324,738
Munder Tax-Free Intermediate Bond Fund ..........    20,984,088      51,264,521








      For the period ended December 31, 1996, purchases and sales of U.S. Government securities, excluding short-term investments were as follows:

                                                     Cost of        Proceeds
                                                     Purchases      from Sales
                                                     -----------    ------------

Munder Bond Fund .............................. ..  $ 74,219,552    $ 76,182,248
Munder Intermediate Bond Fund ....................   564,481,101     556,888,757
Munder U.S. Government Income Fund ...............   173,981,588     130,795,177

      At December 31, 1996, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value for Federal income tax purposes was as follows:

                                                    Tax Basis        Tax Basis
                                                   Unrealized       Unrealized
                                                  Appreciation     Depreciation
                                                 --------------   --------------
Munder Bond Fund .............................    $   975,684      $ 1,329,374
Munder Intermediate Bond Fund ................      1,983,361        2,035,270
Munder International Bond Fund ...............        557,840          318,618
Munder U.S. Government Income Fund ...........      2,425,252        1,989,447
Munder Michigan Triple Tax-Free Bond Fund ....        724,679          226,029
Munder Tax-Free Bond Fund ....................      9,766,300           90,856
Munder Tax-Free Intermediate Bond Fund .......      9,096,003          454,658

5. Geographic Concentration

      The Munder Tax-Free Intermediate Bond Fund and Munder Michigan Triple Tax-Free Bond Fund primarily invest in debt obligations issued by the State of Michigan and local governments in the State of Michigan, its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The two Funds are more susceptible to factors adversely affecting issuers of Michigan municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on or repay principal of municipal obligations held by these Funds.

      The Munder International Bond Fund primarily invests in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government securities. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. government.

6. Organizational Costs

      Expenses incurred in connection with the organization of the Funds, including the fees and expenses of registering and qualifying their shares for distribution under Federal securities regulations, are being amortized on a straight-line basis over a period of 5 years from commencement of operations.







7. Capital Loss Carryforwards

      As determined at June 30, 1996, the following Funds had available for Federal income tax purposes, unused capital losses as follows:

                    Fund                               Amount        Expiration
                   -----                               -------       ----------
Munder Bond Fund ..............................   $    857,708         2002
                                                     3,450,654         2003
Munder Intermediate Bond Fund .................      1,509,730         2002
                                                    10,362,763         2003
Munder Michigan Triple Tax-Free Bond Fund .....         45,660         2003
Munder Cash Investment Fund ...................          3,561         1999
                                                         1,650         2000
Munder Tax-Free Money Market Fund .............         14,500         1998
                                                        20,091         1999
                                                        57,257         2000
                                                        39,684         2001
                                                        15,088         2002
                                                        12,291         2003




PART C.  OTHER INFORMATION

Item 24.	Financial Statements and Exhibits.
		---------------------------------

   	(a)	Financial Statements:

		Included in Part A:

Unaudited Financial Highlights for Class A and Class Y
Shares of the Munder International Bond Fund for the period from commencement of operations to December 31, 1996 are filed herein.

		Included in Part B:

The following unaudited Financial Statements for Class A and
Class Y Shares of the Munder International Bond Fund for the period from commencement of operations to December 31, 1996 are filed herein.

		Portfolio of Investments
		Statement of Assets and Liabilities
		Statement of Operations
		Statement of Change in Net Assets
		Financial Highlights for a Share Outstanding
Throughout the Period
		Notes to Financial Statements

(b)	Exhibits (the number of each exhibit relates to the
exhibit designation in Form N-1A):

(1)	(a)	Articles of Incorporation10

(b)	Articles of Amendment10

(c)	Articles Supplementary10

(d)	Articles Supplementary for The Munder Small-Cap Value
Fund, The Munder Equity Selection Fund, The Munder Micro-Cap
Equity Fund, and the NetNet Fund.11

	(e)	Articles Supplementary for The Munder Short Term
Treasury Fund12

   	(f)	Articles Supplementary for The Munder All-Season
Conservative Fund, The Munder All-Season Moderate Fund and
The Munder All-Season Aggressive Fund13

	(2)		By-Laws1

	(3)		Not Applicable

	(4)		Not Applicable

	(5)	(a)	Form of Investment Advisory Agreement for
The Munder Multi-Season Growth Fund5

		(b)	Form of Investment Advisory Agreement for
The Munder Money Market Fund5

		(c)	Form of Investment Advisory Agreement for
The Munder Real Estate Equity Investment Fund5

		(d)	Investment Advisory Agreement for The
Munder Value Fund8

		(e)	Investment Advisory Agreement for The
Munder Mid-Cap Growth Fund8

		(f)	Form of Investment Advisory Agreement for
The Munder International Bond Fund10

		(g)	Form of Investment Advisory Agreement for
the NetNet Fund9

		(h)	Form of Investment Advisory Agreement for
The Munder Small-Cap Value Fund10

		(i)	Form of Investment Advisory Agreement for
The Munder Micro-Cap Equity Fund10

		(j)	Form of Investment Advisory Agreement for
The Munder Equity Selection Fund10

		(k)	Form of Investment Advisory Agreement for
The Munder Short Term Treasury Fund12

   		(l)	Form of Investment Advisory Agreement for
The Munder All-Season Conservative Fund, The Munder All-
Season Moderate Fund and The Munder All-Season Aggressive
Fund13

	(6)	(a)	Underwriting Agreement8

(b)	Notice to Underwriting Agreement with respect to The
Munder Value Fund and The Munder Mid-Cap Growth Fund8

(c)	Notice to Underwriting Agreement with respect to The
Munder International Bond Fund8

(d)	Notice to Underwriting Agreement with respect to The
Munder Small-Cap Value Fund, The Munder Equity Selection
Fund, The Munder Micro-Cap Equity Fund, and the NetNet
Fund10

	(e)	Form of Notice to Underwriting Agreement with
respect to the Munder Short Term Treasury Fund12

   		(f)	Form of Distribution Agreement with
respect to The Munder All-Season Conservative Fund, The
Munder All-Season Moderate Fund and The Munder All-Season
Aggressive Fund13

	(7)		Not Applicable



	(8)	(a)	Form of Custodian Contract8

(b)	Notice to Custodian Contract with respect to The
Munder Value Fund and The Munder Mid-Cap Growth Fund8

(c)	Notice to Custodian Contract with respect to the
Munder International Bond Fund8

(d)	Notice to Custodian Contract with respect to The
Munder Small-Cap Value Fund, The Munder Equity Selection
Fund, The Munder Micro-Cap Equity Fund and the NetNet Fund10

	(e)	Form of Notice to the Custodian Contract with
respect to The Munder Short Term Treasury Fund12

   	(f)	Form of Sub-Custodian Agreement13

   	(g)	Form of Notice to the Custody Agreement with
respect to The Munder All-Season Conservative Fund, The
Munder All-Season Moderate Fund and The Munder All-Season
Aggressive Fund13

	(9)	(a)	Transfer Agency and Service Agreement8

(b)	Notice to Transfer Agency and Service Agreement with
respect to the Munder Value Fund and the Munder Mid-Cap
Growth Fund8

(c)	Notice to Transfer Agency and Service Agreement with
respect to the Munder International Bond Fund8

(d)	Notice to Transfer Agency and Service Agreement with
respect to The Munder Small-Cap Value Fund, The Munder
Equity Selection Fund, The Munder Micro-Cap Equity Fund and the NetNet Fund10

	(e)	Form of Notice to Transfer Agency and Service
Agreement with respect to The Munder Short Term Treasury
Fund12

   	(f)	Form of Amendment to the Transfer Agency and
Registrar Agreement with respect to The Munder All-Season
Conservative Fund, The Munder All-Season Moderate Fund and
The Munder All-Season Aggressive Fund13

(g)	Administration Agreement8

(h)	Notice to Administration Agreement with respect to The
Munder Value and The Munder Mid-Cap Growth Fund8

(i)	Notice to Administration Agreement with respect to The
Munder International Bond Fund8

(j)	Notice to Administration Agreement with respect to The
Munder Small-Cap Value Fund, The Munder Equity Selection
Fund, The Munder Micro-Cap Equity Fund and the NetNet Fund10

	(k)	Form of Notice to Administration Agreement with
respect to The Munder Short Term Treasury Fund12

   	(l)	Form of Amendment to the Administration
Agreement with respect to The Munder All-Season Conservative
Fund, The Munder All-Season Moderate Fund and The Munder
All-Season Aggressive Fund13

(10)	(a)	Opinion and Consent of Counsel with respect to
The Munder Multi-Season Growth Fund2

(b)	Opinion and Consent of Counsel with respect to The
Munder Money Market Fund4

(c)	Opinion and Consent of Counsel with respect to The
Munder Real Estate Equity Investment Fund3

(d)	Opinion and Consent of Counsel with respect to the
Munder Value Fund and The Munder Mid-Cap Growth Fund8

(e)	Opinion and Consent of Counsel with respect to the
Munder International Bond Fund8

(f)	Opinion and Consent of Counsel with respect to the
NetNet Fund9

(g)	Opinion and Consent of Counsel with respect to the
Munder Small-Cap Value Fund, the Munder Equity Selection
Fund, and the Munder Micro-Cap Equity Fund.11

	(h)	Opinion and Consent of Counsel with respect to
Munder Short Term Treasury Fund12

	(i)	Opinion and Consent of Counsel with respect to
The Munder All-Season Conservative Fund, The Munder All-
Season Moderate Fund and The Munder All-Season Aggressive
Fund.*

	(11)	(a)	Consent of Dechert Price & Rhoads
(included with Exhibit 10 a-h).

		(b)	Consent of Ernst & Young LLP11

		(c)	Consent of Arthur Andersen LLP7

(d)	Letter of Arthur Andersen LLP regarding change in
independent auditor required by Item 304 of Regulation S-K.7

   	(e)	Powers of Attorney13

	(12)		Not Applicable

	(13)		Initial Capital Agreement2

	(14)		Not Applicable

	(15)	(a)	Service Plan for The Munder Multi-Season
Growth Fund Class A Shares5

(b)	Service and Distribution Plan for The Munder Multi-
Season Growth Fund Class B Shares5

(c)	Service and Distribution Plan for The Munder Multi-
Season Growth Fund Class D Shares5

(d)	Service Plan for The Munder Money Market Fund Class A
Shares5

(e)	Service and Distribution Plan for The Munder Money
Market Fund Class B Shares5

(f)	Service and Distribution Plan for The Munder Money
Market Fund Class D Shares5

(g)	Service Plan for The Munder Real Estate Equity
Investment Fund Class A Shares5

(h)	Service and Distribution Plan for The Munder Real
Estate Equity Investment Fund Class B Shares5

(i)	Service and Distribution Plan for The Munder Real
Estate Equity Investment Fund Class D Shares5

(j)	Form of Service Plan for The Munder Multi-Season
Growth Fund Investor Shares6

(k)	Form of Service Plan for Class K Shares of The Munder
Funds, Inc.10

(l)	Form of Service Plan for Class A Shares of The Munder
Funds, Inc.10

(m)	Form of Distribution and Service Plan for Class B
Shares for The Munder Funds, Inc.10

(n)	Form of Distribution and Service Plan for Class C
Shares for The Munder Funds, Inc.10

(o)	Form of Distribution and Service Plan for the NetNet
Fund9

	(16)		Schedule for Computation of Performance
Quotations12

   	(17)		Financial Data Schedules Relating to the
Munder International Bond Fund are filed herein.

   	(18)	Form of Amended and Restated Multi-Class
Plan13


*	To be filed by Amendment



--------------------------------
	1.	Filed in Registrant's initial Registration
Statement on November 18, 1992 and incorporated by reference herein.

	2.	Filed in Pre-Effective Amendment No. 2 to the
Registrant's Registration Statement on February 26, 1993 and incorporated by reference herein.

	3.	Filed in Post-Effective Amendment No. 7 to the
Registrant's Registration Statement on August 26, 1994 and incorporated by reference herein.

	4.	Filed in Post-Effective Amendment No. 2 to the
Registrant's Registration Statement on July 9, 1993 and incorporated by reference herein.

	5.	Filed in Post-Effective Amendment No. 8 to the
Registrant's Registration Statement on February 28, 1995 and incorporated by reference herein.

	6.	Filed in Post-Effective Amendment No. 9 to the
Registrant's Registration Statement on April 13, 1995 and incorporated by reference herein.

	7.	Filed in Post-Effective Amendment No. 12 to the
Registrant's Registration Statement on August 29, 1995 and incorporated by reference herein.

	8.	Filed in Post-Effective Amendment No. 16 to the
Registrant's Registration Statement on June 25, 1996 and incorporated by reference herein.

	9.	Filed in Post-Effective Amendment No. 17 to the
Registrant's Registration Statement on August 9, 1996 and incorporated by reference herein.

	10.	Filed in Post-Effective Amendment No. 18 to the
Registrant's Registration Statement on August 14, 1996 and incorporated by reference herein.

	11.	Filed in Post-Effective Amendment No. 20 to the
Registrant's Registration Statement on October 28, 1996 and incorporated by reference herein.

	12.	Filed in Post-Effective Amendment No. 21 to the
Registrant's Registration Statement on December 13, 1996 and incorporated by reference herein.

   	13.	Filed in Post-Effective Amendment No. 23 to the
Registrant's Registration Statement on February 18, 1997 and incorporated by reference herein.


Item 25.	Persons Controlled by or Under Common Control
with Registrant.
		------------------------------------------------
--

		Not Applicable.




Item 26.	Number of Holders of Securities.
		-------------------------------

		As of February 5, 1997, the number of
shareholders of record of each Class of shares of each Series of the Registrant that was offered as of that date was as follows:

						Class A	     Class B	Class C
Class K     Class Y
						----------------------------
----------------------------------------------

Munder Multi-Season Growth Fund			452	1,639	30
	143	132
Munder Money Market Fund				8	12	5
	N/A	73
Munder Real Estate Equity				30	14	16
	2	40
  Investment Fund
Munder Mid-Cap Growth Fund				14	18	3
	1	26
Munder Value Fund					20	20	4
	2	51
Munder International Bond Fund			3		1
	1		1		5
Munder Small-Cap Value Fund				2		1
	3		2		42
Munder Micro-Cap Equity Fund			9		1
	1		2		34
Munder Equity Selection Fund				1		1
	1		1		1
Munder Short Term Treasury Fund			1		1
	1		1		6
NetNet Fund - as of February 5, 1997, the NetNet Fund had 93 accounts open.


Item 27.	Indemnification.
		---------------

		Article VII, Section 7.6 of the Registrant's
Articles of Incorporation ("Section 7.6") provides that the Registrant, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment
Company Act of 1940.   Such indemnification shall be in
addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. In addition, Article VI of the Registrant's By-laws provides that the Registrant shall indemnify its employees and/or agents in any manner as shall be authorized by the Board of Directors and within such limits as permitted by applicable law. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. The Registrant may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Registrant or is serving at the request of the Registrant as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Registrant would have had the power to indemnify against such liability. The rights provided by Section 7.6 shall be enforceable against the Registrant by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated therein.

		Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Articles of Incorporation, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


Item 28.	Business and Other Connections of Investment
Advisor.
		------------------------------------------------
----

Munder Capital Management
-------------------------

								Position
	Name							with Adviser
	----							------------


	Old MCM, Inc.
	Partner

	Munder Group LLC					Partner

	WAM Holdings, Inc.
	Partner

	Woodbridge Capital Management, Inc.
	Partner

	Lee P. Munder
	President and Chief
								Executive
Officer

	Leonard J. Barr, II					Senior
Vice President and
								Director of
Research

	Ann J. Conrad						Vice
President and Director of Special Equity Products

	Terry H. Gardner					Vice
President and Chief Financial Officer

	Elyse G. Essick						Vice
President and Director of Client Services

	Sharon E. Fayolle					Vice
President and Director of Money Market Trading

	Otto G. Hinzmann 					Vice
President and Director of Equity Portfolio Management

	Anne K. Kennedy					Vice
President and Director of Corporate Bond Trading

	Ann F. Putallaz						Vice
President and Director of Fiduciary Services

	Peter G. Root						Vice
President and Director of Government Securities Trading

	Lisa A. Rosen
	General Counsel and Director of Mutual Fund Operations

	James C. Robinson					Vice
President and Chief Investment Officer/Fixed Income

	Gerald L. Seizert					Executive
Vice President and Chief Investment Officer/Equity

	Paul D. Tobias
	Executive Vice President and Chief Operating Officer


For further information relating to the Investment Adviser's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder Capital
Management.  SEC File No. 801-32415.


Item 29.	Principal Underwriters.
		----------------------

	(a)	Funds Distributor, Inc. ("FDI"), located at 60
State Street, Boston, Massachusetts 02109, is the principal underwriter of the Funds. FDI is an indirectly wholly-owned subsidiary of Boston Institutional Group, Inc. a holding company, all of whose outstanding shares are owned by key employees. FDI is a broker dealer registered under the Securities Exchange Act of 1934, as amended. FDI acts as principal underwriter of the following investment companies other than the Registrant:

HT Insight Funds, d/b/a Harris Insight Funds
Harris Insight Funds Trust
The Munder Funds Trust
St. Clair Funds, Inc.
The Munder Framlington Funds Trust
BJB Investment Funds
PanAgora Funds
RCM Equity Funds, Inc.
Waterhouse Investors Cash Management Fund, Inc.
LKCM Fund
Pierpont Funds
JPM Advisor Funds
JPM Institutional Funds
Skyline Funds
Foreign Fund, Inc.
Fremont Mutual Funds, Inc.
RCM Capital Funds, Inc.
Monetta Fund, Inc.
Monetta Trust
Burridge Funds


	(b)	The information required by this Item 29(b) with
respect to each director, officer or partner of FDI is incorporated by reference to Schedule A of Form BD filed by FDI with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-20518).

	(c)	Not Applicable


Item 30.	Location of Accounts and Records.
		--------------------------------

		The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

(1)	Munder Capital Management, 480 Pierce Street or 255
East Brown Street, Birmingham, Michigan 48009 (records relating to its function as investment advisor)

(2)	First Data Investor Services Group, Inc., 53 State
Street, Exchange Place, Boston, Massachusetts 02109 or 4400
Computer Drive, Westborough, Massachusetts 01581 (records relating to its functions as administrator and transfer agent)

(3)	Funds Distributor, Inc., 60 State Street, Boston,
Massachusetts 02109 (records relating to its function as distributor)

(4)	Comerica Bank, 1 Detroit Center, 500 Woodward Avenue,
Detroit, Michigan 48226 (records relating to its function as custodian)


Item 31.	Management Services.
		-------------------

		Not Applicable


Item 32.	Undertakings.
		------------

	(a)	Not Applicable.

	(b)	Registrant undertakes to call a meeting of
Shareholders for the purpose of voting upon the question of removal of a Director or Directors when requested to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and in connection with such meeting to comply with the shareholders' communications provisions of Section 16(c) of the Investment Company Act of 1940.

	(c)	Registrant undertakes to furnish to each person
to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

   	(d)	Not Applicable.



SIGNATURES

   	Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 24 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 24 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 28th day of February, 1997.

The Munder Funds, Inc.

By:	    *
	Lee P. Munder

*By:  /s/ Julie A. Tedesco
Julie A. Tedesco
as Attorney-in-Fact

	Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

	Signatures				Title
	Date


    *                    				President
and Chief 		February 28, 1997
Lee P. Munder					Executive Officer


    *                     				Director
		February 28, 1997
Charles W. Elliott


    *                    				Director
		February 28, 1997
Joseph E. Champagne


    *                    				Director
		February 28, 1997
Arthur DeRoy Rodecker


    *                    				Director
		February 28, 1997
Jack L. Otto


    *                    				Director
		February 28, 1997
Thomas B. Bender


    *                    				Director
		February 28, 1997
Thomas D. Eckert


    *                    				Director
		February 28, 1997
John Rakolta, Jr.


    *                    				Director
		February 28, 1997
David J. Brophy


    *                    				Vice
President,			February 28, 1997
Terry H. Gardner				Treasurer and
						Chief Financial
						Officer


*	By:	/s/ Julie A. Tedesco
		Julie A. Tedesco
		as Attorney-in-Fact



*	The Powers of Attorney are incorporated by reference
to Post-Effective Amendment No. 23 filed with the Securities and Exchange Commission on February 18, 1997.


EXHIBIT INDEX

	Exhibit				Description

	(17)			Financial Data Schedules relating to
the Munder International Bond Fund

18
shared/bankgrp/munder/parta/pea24.doc

shared/bankgrp/munder/parta/pea24.doc